Stockholders' Deficit - Additional Information (Detail)										3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2018 shares	Jan. 07, 2018 USD ($) $ / shares shares	Sep. 20, 2017 USD ($) $ / shares	May 03, 2017	Mar. 28, 2017 USD ($) $ / shares shares	Mar. 15, 2017	Mar. 08, 2017 shares	Feb. 14, 2017 USD ($) $ / one_hundred_dollars_of_preferred_stock shares	May 03, 2016 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares $ / one_hundred_dollars_of_preferred_stock shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 11, 2018 $ / shares	Mar. 07, 2017 shares	Dec. 31, 2011 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized | shares										300,000,000		300,000,000		300,000,000	300,000,000
Common stock, par value (usd per share) | $ / shares										$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized | shares							50,000,000			50,000,000		50,000,000		10,000,000			10,000,000
Stock issued during period (shares) | shares	13,700,000
Reverse stock split, shares received for each common share						0.125	8
Net proceeds on issuance stock					$ 48,800,000							$ 27,542,000	$ 48,786,000	$ 48,792,000	$ 23,964,000
Average Market capitalization								$ 300,000,000
Stock-based compensation expense related to stock options														5,600,000	3,800,000
Percent of capital stock authorized issuance for ESPP				2.00%
Purchase price of common stock (not less than) (percent)				85.00%
Compensation expense														5,583,000	3,792,000
Contractual life		30 months
Share based compensation related to options issued										$ 1,000,000	$ 1,600,000	$ 2,000,000	$ 3,000,000
Weighted average grant date fair value of options granted (usd per share) | $ / shares										$ 1.27	$ 3.61	$ 2.28	$ 4.42
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense														$ 100,000
ESPP shares granted, shares | shares														0
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												7 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (usd per share) | $ / shares			$ 1.00													$ 1.00
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense related to stock options															0
Compensation expense														$ 0	$ 200,000
Units cancelled, shares | shares															20,307,149
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense related to stock options														700,000
Compensation expense														$ 0	$ 700,000
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial shares available, shares | shares														2,116,004
Available for issuance, shares | shares														405,620
Contractual life														10 years
Share based compensation related to options issued										$ 1,000,000	$ 1,100,000	$ 2,000,000	$ 2,100,000	$ 3,900,000	$ 1,000,000
Weighted average grant date fair value of options granted (usd per share) | $ / shares										$ 1.27	$ 3.61	$ 2.28	$ 4.42	$ 4.39	$ 24.56
Options exercised | shares														0
Unrecognized share-based compensation expense related to unvested stock options										$ 5,900,000		$ 5,900,000		$ 7,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												1 year 10 months 25 days		2 years 1 month 5 days
2016 Plan | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense related to stock options										0	$ 500,000	$ 0	$ 900,000	$ 1,700,000	$ 600,000
Unrecognized share-based compensation expense related to unvested stock options										$ 0		$ 0		0
Fair value of restricted stock on date of issuance (usd per share)														$ 100,000	2,300,000
2016 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period														3 years
2016 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period														4 years
Total grant date fair value of options vested (less than)														$ 4,709,000	$ 100,000
Aspire Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares available for purchase, shares | shares		1,250,868
Shares limited to purchase, percent		19.99%
Aspire Capital | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares available for purchase, shares | shares		1,375,868
Shares limited to purchase, percent		19.99%
Aspire Capital | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares limited to purchase, percent		19.99%
Aspire Capital | Subsequent Event | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (usd per share) | $ / shares		$ 1.0
Aspire Capital | Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchase agreement (up to)		$ 20,000,000	$ 20,000,000
Term of purchase agreement			30 months
Commitment to purchase shares, shares | shares		50,000
Shares limited to purchase, percent		19.99%
Aspire Capital | Purchase Agreement | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchase agreement (up to)		$ 20,000,000
Term of purchase agreement		30 months
Commitment to purchase shares, shares | shares		50,000
Series A preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of preferred stock converted to common, shares | shares								1
Cumulative annual dividends per $100 | $ / one_hundred_dollars_of_preferred_stock								8						8
Term loan | CRG conversion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Principal balance converted					25,000,000								25,000,000	$ 25,000,000
Term loan | WCAS conversion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Principal balance converted													$ 2,500,000	$ 2,500,000
Term loan | Debt conversion CRG and WCAS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Principal balance converted								$ 27,500,000
Restructured debt | Restructured WCAS Note | WCAS Capital Partners IV, L.P.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt, face amount					2,500,000													$ 5,000,000
Restructured debt | Restructured WCAS Note | WCAS Capital Partners IV, L.P. | WCAS conversion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Principal balance converted					$ 2,500,000
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period (shares) | shares												15,300,000		5,250,000
Proceeds from private placement, net									$ 24,000,000
Common Stock | Existing investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from private placement									$ 20,000,000
Common Stock | Private placement offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period (shares) | shares									600,000						634,858
Share price (usd per share) | $ / shares									$ 40
Common Stock | Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period (shares) | shares					5,250,000
Share price (usd per share) | $ / shares					$ 10
Net proceeds on issuance stock					$ 48,800,000
Common Stock | Public Offering | Existing investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds on issuance stock					$ 40,000,000
Preferred Stock | CRG conversion | Series A preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon conversion of debt, shares | shares					2,500,000								2,500,000	2,500,000
Preferred Stock | WCAS conversion | Series A preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon conversion of debt, shares | shares					250,000								250,000	250,000